Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Balances

Accounts receivable - related parties

Name of Related Party	Relationship	Nature	December 31, 2024	March 31, 2024
Fly E Bike SRL	Zhou Ou (CEO), owns over 50% equity interest of this entity	Accounts receivable	$88,885	$326,914
Accounts receivable - related parties			$88,885	$326,914

Prepayments and other receivables - related parties

Name of Related Party	Relationship	Nature	December 31, 2024	March 31, 2024
Fly E Bike SRL	Zhou Ou (CEO), owns over 50% equity interest of this entity	Other receivables	$6,057	$180,256
PJMG LLC	Ruifeng Guo (former CFO who resigned on November 6, 2024), owns over 50% equity interest of this entity	Prepayments	165,000	60,000
Prepayments and other receivables - related parties			$171,057	$240,256

Long-term prepayment for software development - related parties, net

Name of Related Party	Relationship	Nature	December 31, 2024	March 31, 2024
DF Technology US Inc	Ruifeng Guo (former CFO who resigned on November 6, 2024), owns over 50% equity interest of this entity	Long-term prepayment for software development	$536,580	$1,279,000
Long-term prepayment for software development - related parties, net			$536,580	$1,279,000

Other payables - related parties

Name of Related Party	Relationship	Nature	December 31, 2024(i)	March 31, 2024(i)
Zhou Ou	Chairman, CEO of the Company	Other payable	$-	$92,229
Other Payables-related parties			$-	$92,229

(i)	Represents the remaining balance of the advance provided by the related party to the Company’s subsidiaries for the purpose of supporting their business operations.

Revenues - related parties

			For the Nine Months Ended December 31
Name of Related Party	Relationship	Nature	2024	2023
Fly E Bike SRL	Zhou Ou (CEO), owns over 50% equity interest of this entity	Product sales	$47,785	$309,484
Revenues - related parties			$47,785	$282,814

Purchase of Intangible Assets - related parties

Name of Related Party	Relationship	Nature	December 31, 2024	March 31, 2024
DF Technology US Inc	Ruifeng Guo (former CFO who resigned on November 6, 2024), owns over 50% equity interest of this entity	Purchase of Software	$500,000	$-
Purchase of Intangible Assets - related parties			$500,000	$-

Accounts receivable - related parties

Name of Related Party	Relationship	Nature	March 31, 2024	March 31, 2023
Fly E Bike SRL	Zhou Ou (CEO), owns over 50% equity interest of this entity	Accounts receivable	$326,914	$136,565
Accounts receivable - related parties			$326,914	$136,565

Prepayments and other receivables - related parties

Name of Related Party	Relationship	Nature	March 31, 2024	March 31, 2023
Fly E Bike SRL	Zhou Ou (CEO), owns over 50% equity interest of this entity	Other receivables	$180,256	-
PJMG LLC	Ruifeng Guo (CFO), owns over 50% equity interest of this entity	Prepayments	$60,000	-
Prepayments and other receivables - related parties			$240,256	$-

Long-term prepayment for software development - related parties, net

Name of Related Party	Relationship	Nature	March 31, 2024	March 31, 2023
DF Technology US Inc	Ruifeng Guo (CFO), owns over 50% equity interest of this entity	Long-term prepayment for software development	$1,279,000	$-
Long-term prepayment for software development - related parties, net			$1,279,000	$-

Other payables - related parties

Name of Related Party	Relationship	Nature	March 31, 2024(i)	March 31, 2023(i)
Zhou Ou	Chairman, CEO of the Company	Other payable	$92,229	$332,481
Other Payables-related parties			$92,229	$332,481

(i)	Represents the remaining balance of the advance provided by the related party to the Company’s subsidiaries for the purpose of supporting their business operations.

Loan payables - related party

Name of Related Party	Relationship	Nature	March 31, 2024	March 31, 2023
PJMG LLC	Ruifeng Guo (CFO) owns over 50% equity interest of this entity	Loan payable	$-	$150,000
Loan Payables-related parties			$-	$150,000

Revenues - related party

			For the Years ended March 31,
Name of Related Party	Relationship	Nature	2024	2023
Fly E Bike SRL	Zhou Ou (CEO) owns over 50% equity interest of this entity	Product sales	$326,914	$136,565
Revenues-related parties			$326,914	$136,565